financial instruments - Fair values Non-derivative (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 16,797	$ 16,813
Measured at amortized cost but fair value disclosed
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	18,121	17,930
Carrying value
Disclosure of detailed information about financial instruments
Long-term debt, excluding leases	$ 16,797	$ 16,813